Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.58%
Aerospace & Defense–1.74%
AAR Corp.(b)	127,094	$8,306,864
BWX Technologies, Inc.	78,458	8,528,384
		16,835,248
Air Freight & Logistics–1.43%
Hub Group, Inc., Class A	304,994	13,861,977
Aluminum–1.02%
Century Aluminum Co.(b)(c)	277,877	4,509,944
Kaiser Aluminum Corp.	73,371	5,320,865
		9,830,809
Application Software–2.45%
Informatica, Inc., Class A(b)	298,144	7,537,080
MARA Holdings, Inc.(b)(c)	401,629	6,514,422
Unity Software, Inc.(b)(c)	428,062	9,682,763
		23,734,265
Asset Management & Custody Banks–1.97%
DigitalBridge Group, Inc.(c)	650,571	9,192,568
Federated Hermes, Inc., Class B	268,815	9,884,328
		19,076,896
Automotive Parts & Equipment–2.54%
Dorman Products, Inc.(b)	121,821	13,780,391
Visteon Corp.(b)	113,432	10,803,264
		24,583,655
Automotive Retail–1.82%
AutoNation, Inc.(b)(c)	98,436	17,612,169
Biotechnology–6.82%
ADMA Biologics, Inc.(b)	1,276,715	25,521,533
Ascendis Pharma A/S, ADR (Denmark)(b)	71,382	10,658,046
BridgeBio Pharma, Inc.(b)(c)	173,077	4,406,540
Immunovant, Inc.(b)(c)	98,876	2,818,955
Instil Bio, Inc.(b)	32,086	2,160,030
Merus N.V. (Netherlands)(b)	56,897	2,842,574
Twist Bioscience Corp.(b)(c)	252,298	11,398,824
Ultragenyx Pharmaceutical, Inc.(b)	109,755	6,096,890
		65,903,392
Building Products–1.93%
Zurn Elkay Water Solutions Corp.(c)	520,264	18,698,288
Commercial & Residential Mortgage Finance–1.74%
PennyMac Financial Services, Inc.	147,264	16,783,678
Construction Machinery & Heavy Transportation Equipment– 1.81%
Allison Transmission Holdings, Inc.	181,739	17,459,666
Construction Materials–1.95%
Summit Materials, Inc., Class A(b)	483,154	18,857,501
Diversified Banks–0.59%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	155,333	5,728,681
Shares		Value
Education Services–0.90%
Stride, Inc.(b)	102,287	$8,726,104
Electric Utilities–1.09%
Portland General Electric Co.	220,094	10,542,503
Electrical Components & Equipment–1.81%
Atkore, Inc.	130,131	11,027,301
Regal Rexnord Corp.	38,933	6,458,206
		17,485,507
Electronic Components–2.42%
Belden, Inc.(c)	125,731	14,726,872
Vishay Intertechnology, Inc.(c)	457,648	8,654,124
		23,380,996
Electronic Equipment & Instruments–1.52%
Itron, Inc.(b)	137,913	14,730,488
Environmental & Facilities Services–2.35%
ABM Industries, Inc.	173,095	9,132,492
Casella Waste Systems, Inc., Class A(b)	136,293	13,559,791
		22,692,283
Footwear–1.22%
Steven Madden Ltd.(c)	241,191	11,815,947
Gas Utilities–1.04%
Chesapeake Utilities Corp.(c)	81,010	10,059,012
Health Care Equipment–3.10%
Inspire Medical Systems, Inc.(b)(c)	47,212	9,964,093
Integer Holdings Corp.(b)(c)	77,872	10,123,360
TransMedics Group, Inc.(b)(c)	62,943	9,882,051
		29,969,504
Health Care Facilities–2.91%
Acadia Healthcare Co., Inc.(b)	173,346	10,991,870
Encompass Health Corp.	81,731	7,898,484
Surgery Partners, Inc.(b)(c)	288,317	9,295,340
		28,185,694
Health Care Services–1.85%
Addus HomeCare Corp.(b)	52,804	7,024,516
BrightSpring Health Services, Inc.(b)(c)	317,329	4,658,390
Guardant Health, Inc.(b)(c)	269,578	6,184,119
		17,867,025
Health Care Technology–0.75%
Evolent Health, Inc., Class A(b)(c)	256,949	7,266,518
Homebuilding–1.94%
KB Home	218,809	18,749,743
Hotel & Resort REITs–1.46%
DiamondRock Hospitality Co.(c)	1,620,593	14,147,777
Human Resource & Employment Services–2.47%
Korn Ferry	208,020	15,651,425

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–(continued)
Paycor HCM, Inc.(b)	580,090	$8,231,477
		23,882,902
Industrial Machinery & Supplies & Components–3.59%
Enpro, Inc.(c)	79,156	12,837,520
ESAB Corp.	130,606	13,884,724
Gates Industrial Corp. PLC(b)	453,930	7,966,471
		34,688,715
Industrial REITs–1.42%
Terreno Realty Corp.(c)	204,857	13,690,593
Investment Banking & Brokerage–0.82%
Stifel Financial Corp.(c)	84,432	7,928,165
IT Consulting & Other Services–1.15%
ASGN, Inc.(b)	118,796	11,075,351
Life Sciences Tools & Services–1.59%
BioLife Solutions, Inc.(b)	287,030	7,187,231
Repligen Corp.(b)	55,071	8,195,666
		15,382,897
Metal, Glass & Plastic Containers–1.23%
Silgan Holdings, Inc.(c)	227,043	11,919,757
Oil & Gas Drilling–1.15%
Helmerich & Payne, Inc.(c)	365,857	11,129,370
Oil & Gas Equipment & Services–0.54%
NOV, Inc.	325,519	5,198,538
Oil & Gas Exploration & Production–3.38%
Civitas Resources, Inc.	183,601	9,303,063
CNX Resources Corp.(b)(c)	389,453	12,684,484
Northern Oil and Gas, Inc.(c)	302,693	10,718,359
		32,705,906
Other Specialized REITs–2.91%
Four Corners Property Trust, Inc.(c)	531,292	15,572,168
Outfront Media, Inc.	681,670	12,529,095
		28,101,263
Personal Care Products–1.05%
BellRing Brands, Inc.(b)	166,810	10,128,703
Pharmaceuticals–2.33%
Collegium Pharmaceutical, Inc.(b)(c)	201,859	7,799,832
Intra-Cellular Therapies, Inc.(b)	153,683	11,244,985
Structure Therapeutics, Inc., ADR(b)(c)	79,515	3,489,913
		22,534,730
Property & Casualty Insurance–1.64%
Definity Financial Corp. (Canada)	283,607	11,430,676
Skyward Specialty Insurance Group, Inc.(b)	108,242	4,408,696
		15,839,372
Regional Banks–8.38%
Berkshire Hills Bancorp, Inc.	204,306	5,501,960
Cathay General Bancorp(c)	266,095	11,428,780
Columbia Banking System, Inc.(c)	412,388	10,767,451
OceanFirst Financial Corp.	310,741	5,776,675
Pacific Premier Bancorp, Inc.	395,663	9,954,881
Shares		Value
Regional Banks–(continued)
United Community Banks, Inc.	221,721	$6,447,647
Webster Financial Corp.	194,252	9,054,086
Wintrust Financial Corp.	138,405	15,021,094
WSFS Financial Corp.	139,335	7,104,692
		81,057,266
Research & Consulting Services–1.12%
CACI International, Inc., Class A(b)	21,442	10,818,776
Restaurants–1.19%
Dutch Bros, Inc., Class A(b)(c)	131,207	4,202,560
Texas Roadhouse, Inc.	41,224	7,280,159
		11,482,719
Semiconductor Materials & Equipment–1.02%
MKS Instruments, Inc.	90,415	9,829,015
Semiconductors–3.70%
Allegro MicroSystems, Inc. (Japan)(b)(c)	406,805	9,478,557
Astera Labs, Inc.(b)(c)	85,352	4,471,591
MACOM Technology Solutions Holdings, Inc.(b)	116,432	12,954,224
Silicon Laboratories, Inc.(b)(c)	77,182	8,919,924
		35,824,296
Steel–2.53%
ATI, Inc.(b)	225,594	15,094,494
Commercial Metals Co.	170,086	9,347,927
		24,442,421
Systems Software–1.81%
GitLab, Inc., Class A(b)	172,622	8,896,938
Progress Software Corp.	128,336	8,645,996
		17,542,934
Trading Companies & Distributors–0.87%
Air Lease Corp., Class A	184,711	8,365,561
Transaction & Payment Processing Services–0.52%
Marqeta, Inc., Class A(b)	1,030,693	5,071,010
Total Common Stocks & Other Equity Interests (Cost $685,431,541)		953,225,586
Money Market Funds–1.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	4,150,420	4,150,420
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	7,703,755	7,703,755
Total Money Market Funds (Cost $11,854,175)		11,854,175
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $697,285,716)		965,079,761
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–20.78%
Invesco Private Government Fund, 4.96%(d)(e)(f)	55,580,829	55,580,829
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(d)(e)(f)	145,317,291	$145,375,418
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $200,955,375)		200,956,247
TOTAL INVESTMENTS IN SECURITIES–120.58% (Cost $898,241,091)		1,166,036,008
OTHER ASSETS LESS LIABILITIES—(20.58)%		(199,048,673)
NET ASSETS–100.00%		$966,987,335
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,294,388	$56,227,949	$(55,371,917)	$-	$-	$4,150,420	$198,280
Invesco Liquid Assets Portfolio, Institutional Class	2,350,526	26,772,693	(29,121,660)	(537)	(1,022)	-	103,942
Invesco Treasury Portfolio, Institutional Class	3,765,014	82,430,433	(78,491,692)	-	-	7,703,755	264,962
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,245,776	252,478,528	(236,143,475)	-	-	55,580,829	1,682,133*
Invesco Private Prime Fund	100,917,711	573,165,544	(528,686,124)	(38,961)	17,248	145,375,418	4,552,248*
Total	$149,573,415	$991,075,147	$(927,814,868)	$(39,498)	$16,226	$212,810,422	$6,801,565

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$953,225,586	$—	$—	$953,225,586
Money Market Funds	11,854,175	200,956,247	—	212,810,422
Total Investments	$965,079,761	$200,956,247	$—	$1,166,036,008
Invesco V.I. Main Street Small Cap Fund®